Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Total	¥ 1,657.3	¥ 1,551.8
Interest rate contracts
Derivative [Line Items]
Total	1,391.8	1,308.4
Foreign exchange contracts
Derivative [Line Items]
Total	245.0	222.0
Equity contracts
Derivative [Line Items]
Total	7.4	8.0
Commodity contracts
Derivative [Line Items]
Total	0.1	0.1
Credit derivatives
Derivative [Line Items]
Total	9.8	9.8
Other
Derivative [Line Items]
Total	¥ 3.2	¥ 3.5